Key Management Personnel Disclosures - Summary of Number of Shares Held in Company (Detail)		12 Months Ended
		Jun. 30, 2026 shares	Jun. 30, 2025 shares		Jun. 30, 2024 shares
American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		17,106	17,106		17,106
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		17,106	17,106		17,106
Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		35,243,278	29,196,831		27,056,116
Received during the fiscal year on the exercise of performance rights		4,115,157	6,816,947		500,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	(200,000)	(770,500)		(1,200,000)
Balance at end of the end fiscal year Number		39,158,435	35,243,278		29,196,831
Ordinary Shares [member] | Previously Reported [Member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number			26,356,116
Balance at end of the end fiscal year Number					26,356,116
Dr Russell Howard [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		1,417,977	1,113,207		1,113,207
Received during the fiscal year on the exercise of performance rights		300,000	304,770		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		1,717,977	1,417,977		1,113,207
Mr Pete Meyers [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		3,663,284	3,274,395		2,774,395
Received during the fiscal year on the exercise of performance rights		388,889	388,889		500,000
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		4,052,173	3,663,284		3,274,395
Mr Marc Voigt [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		45	45		45
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		45	45		45
Mr Marc Voigt [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		13,676,945	11,247,445		11,247,445
Received during the fiscal year on the exercise of performance rights		1,200,000	2,400,000		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	29,500		0
Balance at end of the end fiscal year Number		14,876,945	13,676,945		11,247,445
Dr Frédéric Triebel [member] | American Depository Receipts [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		17,061	17,061		17,061
Received during the fiscal year on the exercise of performance rights		0	0		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		17,061	17,061		17,061
Dr Frédéric Triebel [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		10,453,764	8,653,764		8,653,764
Received during the fiscal year on the exercise of performance rights		900,000	1,800,000		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		11,353,764	10,453,764		8,653,764
Ms Lis Boyce [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		256,621	0		0
Received during the fiscal year on the exercise of performance rights		166,667	256,621		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	0	0		0
Balance at end of the end fiscal year Number		423,288	256,621		0
Ms Deanne Miller [member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		2,467,305	2,067,305		3,267,305
Received during the fiscal year on the exercise of performance rights		600,000	1,200,000		0
Received during the fiscal year on the exercise of options		0	0		0
Other changes during the fiscal year	[1]	(200,000)	(800,000)		(1,200,000)
Balance at end of the end fiscal year Number		2,867,305	2,467,305		2,067,305
Mr Christian Mueller [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		3,307,382	2,840,715	[2]
Received during the fiscal year on the exercise of performance rights		466,666	466,667	[2]
Received during the fiscal year on the exercise of options		0	0
Other changes during the fiscal year	[1]	0	0
Balance at end of the end fiscal year Number		3,774,048	3,307,382		2,840,715	[2]
Dr Stephan Winckels [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		0
Received during the fiscal year on the exercise of performance rights		92,935
Received during the fiscal year on the exercise of options		0
Other changes during the fiscal year	[1]	0
Balance at end of the end fiscal year Number		92,935	0
Ms A Anderson [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		0	0		0
Received during the fiscal year on the exercise of performance rights			0		0
Received during the fiscal year on the exercise of options			0		0
Other changes during the fiscal year	[1]		0		0
Balance at end of the end fiscal year Number			0		0
Dr F Vogl [Member] | Ordinary Shares [member]
Changes In Number Of Shares Outstanding [line items]
Balance at start of the fiscal year Number		0	0		0
Received during the fiscal year on the exercise of performance rights			0		0
Received during the fiscal year on the exercise of options			0		0
Other changes during the fiscal year	[1]		0		0
Balance at end of the end fiscal year Number			0		0

[1]	Other changes during the year include on market acquisitions and/or disposals.
[2]	Shares held before being appointed as key management personnel.